Options, Warrants, and Restricted Stock Units (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	May 29, 2015	Jun. 13, 2014	Jun. 13, 2014	Nov. 30, 2017	Nov. 23, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common share options authorized under plan						354,912				354,912
Common share options available for issuance						156,956		156,956
Number of shares granted									1,500,000
Stock issued during period		5,000,000	5,000,000
Stock based compensation						$ 19	$ 30	$ 38	$ 47
Unrecognized stock based compensation expense						$ 11		$ 30
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted									20,500
Restricted Stock Units [Member] | Closing Price $12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (percent)	50.00%
Share price	$ 12.00
Restricted Stock Units [Member] | Closing Price $10 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (percent)	50.00%
Share price	$ 10.00
Restricted Stock Units [Member] | Mr. Case [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (percent)					20.00%
Number of shares granted					136,054
Stock issued during period						28,000
Vesting period					5 years
Restricted Stock Units [Member] | Mr. Raucy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				40,000
Restricted Stock Units [Member] | Mr. Hill [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				40,000
Restricted Stock Units [Member] | Mr. Stroud [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				20,000
Restricted Stock Units [Member] | Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				6,666
Restricted Stock Units [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (percent)				20.00%
Vesting period				5 years
Restricted Stock Units [Member] | Maximum [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				139,996
Common Stock [Member] | Mr. Case [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period						50,092
Common Stock [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period						41,565